Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 10,176	£ 10,348
Charge for the year	(982)	(989)	£ (1,017)
Impairment losses	103	443	669
Property, plant and equipment at end of period	9,932	10,176	10,348
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21,483	21,599
Exchange adjustments	(576)	237
Additions through business combinations		5
Other additions	1,205	1,228
Capitalised borrowing costs	16	15
Disposals and write-offs	(1,174)	(1,240)
Reclassifications	(74)	(29)
Transfer to assets held for sale	(102)	(332)
Property, plant and equipment at end of period	20,778	21,483	21,599
Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,450)	(10,407)
Exchange adjustments	291	(126)
Charge for the year	(982)	(989)
Disposals and write-offs	1,062	870
Transfer to assets held for sale	54	202
Property, plant and equipment at end of period	(10,025)	(10,450)	(10,407)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(857)	(844)
Exchange adjustments	20	(5)
Disposals and write-offs	119	330
Impairment losses	(112)	(477)
Reversal of impairments	9	34
Transfer to assets held for sale		105
Property, plant and equipment at end of period	(821)	(857)	(844)
Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,307)
Property, plant and equipment at end of period	(10,846)	(11,307)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,898	4,037
Property, plant and equipment at end of period	3,667	3,898	4,037
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,488	7,632
Exchange adjustments	(214)	106
Other additions	16	29
Disposals and write-offs	(217)	(336)
Reclassifications	202	189
Transfer to assets held for sale	(63)	(132)
Property, plant and equipment at end of period	7,212	7,488	7,632
Land and buildings [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,310)	(3,216)
Exchange adjustments	100	(49)
Charge for the year	(267)	(271)
Disposals and write-offs	169	154
Transfer to assets held for sale	27	72
Property, plant and equipment at end of period	(3,281)	(3,310)	(3,216)
Land and buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(280)	(379)
Exchange adjustments	7	(6)
Disposals and write-offs	30	190
Impairment losses	(21)	(147)
Reversal of impairments		13
Transfer to assets held for sale		49
Property, plant and equipment at end of period	(264)	(280)	(379)
Land and buildings [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,590)
Property, plant and equipment at end of period	(3,545)	(3,590)
Plant, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,414	4,425
Property, plant and equipment at end of period	4,558	4,414	4,425
Plant, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,105	12,061
Exchange adjustments	(315)	121
Additions through business combinations		5
Other additions	98	147
Disposals and write-offs	(940)	(875)
Reclassifications	906	840
Transfer to assets held for sale	(38)	(194)
Property, plant and equipment at end of period	11,816	12,105	12,061
Plant, equipment and vehicles [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,140)	(7,191)
Exchange adjustments	191	(77)
Charge for the year	(715)	(718)
Disposals and write-offs	893	716
Transfer to assets held for sale	27	130
Property, plant and equipment at end of period	(6,744)	(7,140)	(7,191)
Plant, equipment and vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(551)	(445)
Exchange adjustments	10
Disposals and write-offs	76	124
Impairment losses	(54)	(303)
Reversal of impairments	5	18
Transfer to assets held for sale		55
Property, plant and equipment at end of period	(514)	(551)	(445)
Plant, equipment and vehicles [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,691)
Property, plant and equipment at end of period	(7,258)	(7,691)
Assets in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,864	1,886
Property, plant and equipment at end of period	1,707	1,864	1,886
Assets in construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,890	1,906
Exchange adjustments	(47)	10
Other additions	1,091	1,052
Capitalised borrowing costs	16	15
Disposals and write-offs	(17)	(29)
Reclassifications	(1,182)	(1,058)
Transfer to assets held for sale	(1)	(6)
Property, plant and equipment at end of period	1,750	1,890	1,906
Assets in construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(26)	(20)
Exchange adjustments	3	1
Disposals and write-offs	13	16
Impairment losses	(37)	(27)
Reversal of impairments	4	3
Transfer to assets held for sale		1
Property, plant and equipment at end of period	(43)	(26)	£ (20)
Assets in construction [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(26)
Property, plant and equipment at end of period	£ (43)	£ (26)